The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                                  Excel Choice
                       Prospectus Dated November 5, 2007
                    and Statement of Additional Information

                          Supplement Dated May 1, 2011

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

---------------------------------------------------------------------- -------------------------------------------------------------
                              FUND NAME                                                    INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------- -------------------------------------------------------------
                        The Alger Portfolios                                           Fred Alger Management, Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
                   American Century Investments                                American Century Investment Management, Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
---------------------------------------------------------------------- -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
---------------------------------------------------------------------- -------------------------------------------------------------
American Century VP Value Fund, Class I                                Long-term capital growth; income is secondary.
---------------------------------------------------------------------- -------------------------------------------------------------
                 Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
                                                                            (Named Calvert Asset Management Company, Inc.
                                                                                          prior to 4/30/11)
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World Asset   Index:  MSCI EAFE Index.
 Management, Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100 Index.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit    Index:  Russell 2000 Index.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                            Index:  S&P 500 Index.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit            Index:  S&P MidCap 400 Index.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
                 Calvert Variable Series, Inc.*                                     Calvert Investment Management, Inc.
                                                                              (Named Calvert Asset Management Company, Inc.
                                                                                           prior to 4/30/11)
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset Management,        Long-term capital appreciation.
Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
 Partners LLC; Fixed Income Portion: No Subadviser
(Calvert VP Balanced Index prior to merger 5/1/11)
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------- -------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
---------------------------------------------------------------------- -------------------------------------------------------------
              Columbia Funds Variable Series Trust 2                            Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------- -------------------------------------------------------------
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2   Long-term capital appreciation.
(Seligman Smaller-Cap Value prior to merger 3/14/11, Seligman
Variable Portfolio - Smaller-Cap Value prior to 5/2/11)
---------------------------------------------------------------------- -------------------------------------------------------------
Columbia Variable Portfolio - Seligman Global Technology Fund,         Long-term capital appreciation.
Class 2 (Seligman Communications and Information prior to merger
3/14/11, Seligman Global Technology Portfolio prior to 5/2/11)
---------------------------------------------------------------------- -------------------------------------------------------------
                    DWS Variable Series I                                       Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
---------------------------------------------------------------------- -------------------------------------------------------------
DWS International VIP Portfolio, Class A                               Long-term growth of capital.
---------------------------------------------------------------------- -------------------------------------------------------------
                   DWS Variable Series II                                       Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A - Dreman         Long-term capital appreciation.
 Value Management, L.L.C.
---------------------------------------------------------------------- -------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
---------------------------------------------------------------------- -------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                                Money market, current income.
---------------------------------------------------------------------- -------------------------------------------------------------

                                        1

---------------------------------------------------------------------- -------------------------------------------------------------
                              FUND NAME                                                    INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------- -------------------------------------------------------------
            Fidelity(R) Variable Insurance Products                                Fidelity Management & Research Company
---------------------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2,3           Long-term capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3           Index:  S&P 500 Index.
---------------------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
---------------------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2,3                 Long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; and (3) Fidelity Management &
Research (U.K.) Inc.
------------------------------------------------------------------------------------------------------------------------------------
         Financial Investors Variable Insurance Trust (ALPS)                              ALPS Advisors, Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II - Ibbotson  Capital appreciation and some current income.
Associates, Inc. ("Ibbotson") (Calvert VP Lifestyle Moderate Portfolio
 prior to merger 5/1/11)
---------------------------------------------------------------------- -------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson    Capital appreciation.
(Calvert VP Lifestyle Aggressive Portfolio prior to merger 5/1/11)
---------------------------------------------------------------------- -------------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II    Current income and capital appreciation.
- Ibbotson (Calvert VP Lifestyle Conservative Portfolio prior to merger 5/1/11)
---------------------------------------------------------------------- -------------------------------------------------------------
                    AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
---------------------------------------------------------------------- -------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------- -------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current income.
Management Limited
---------------------------------------------------------------------- -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------- -------------------------------------------------------------
                  MFS(R) Variable Insurance Trust                                 Massachusetts Financial Services Company
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) Growth Series, Initial Class                                    Seeks capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) High Income Series, Initial Class                               Seeks total return with emphasis on high current income,
                                                                       but also considering capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) Investors Trust Series, Initial Class                           Seeks capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
---------------------------------------------------------------------- -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
---------------------------------------------------------------------- -------------------------------------------------------------
            Neuberger Berman Advisers Management Trust                               Neuberger Berman Management LLC
---------------------------------------------------------------------- -------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I                       Long-term capital growth; current income is secondary.
---------------------------------------------------------------------- -------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                        Capital growth.
---------------------------------------------------------------------- -------------------------------------------------------------
               Oppenheimer Variable Account Funds                                         OppenheimerFunds, Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares              Long-term capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                 Total return.
---------------------------------------------------------------------- -------------------------------------------------------------
                 PIMCO Variable Insurance Trust                                  Pacific Investment Management Company LLC
---------------------------------------------------------------------- -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
---------------------------------------------------------------------- -------------------------------------------------------------
                T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks Long-term capital growth.  Income is a secondary
                                                                       objective.
---------------------------------------------------------------------- -------------------------------------------------------------
               Third Avenue Variable Series Trust                                       Third Avenue Management LLC
---------------------------------------------------------------------- -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------- -------------------------------------------------------------
             The Universal Institutional Funds, Inc.                              Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------- -------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                          Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
---------------------------------------------------------------------- -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
---------------------------------------------------------------------- -------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
---------------------------------------------------------------------- -------------------------------------------------------------
*  These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding
Company (UNIFI (R)), the ultimate parent of Union Central Life.  Also, Calvert Investment Distributors, Inc. (named Calvert
Distributors, Inc. prior to 4/30/11), an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

4. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to use the short cite "Summit."

5. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to use the short cite "CIM."

6.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced by the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves.

7. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.


All other provisions of your policy remain as stated in your policy and prospectus, as previously supplemented.


  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.

                           APPENDIX B - ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.903% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2012. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       3,102     2,922     2,741       1,212     1,031       851
     2             300,000   300,000   300,000       6,493     5,941     5,411       4,602     4,050     3,521
     3             300,000   300,000   300,000      10,200     9,061     8,009       8,309     7,170     6,118
     4             300,000   300,000   300,000      14,250    12,279    10,530      12,359    10,388     8,639
     5             300,000   300,000   300,000      18,681    15,603    12,977      16,790    13,712    11,086
     6             300,000   300,000   300,000      23,519    19,023    15,336      21,818    17,321    13,634
     7             300,000   300,000   300,000      28,830    22,565    17,631      27,317    21,052    16,118
     8             300,000   300,000   300,000      34,662    26,235    19,862      33,339    24,912    18,539
     9             300,000   300,000   300,000      41,079    30,046    22,037      39,944    28,911    20,902
     10            300,000   300,000   300,000      48,132    33,994    24,146      47,186    33,049    23,201
     15            300,000   300,000   300,000      97,397    56,877    34,052      97,397    56,877    34,052
     20            406,407   300,000   300,000     181,048    87,220    44,442     181,048    87,220    44,442
     25            614,292   300,000   300,000     316,148   124,140    52,170     316,148   124,140    52,170
     30            906,126   300,000   300,000     532,395   169,273    55,968     532,395   169,273    55,968
     35          1,326,117   340,069   300,000     876,175   224,686    53,836     876,175   224,686    53,836
     40          1,943,091   397,869   300,000   1,419,652   290,689    42,169   1,419,652   290,689    42,169
     45          2,870,860   465,385   300,000   2,273,859   368,607    13,500   2,273,859   368,607    13,500
     50          4,274,464   544,775         0   3,611,989   460,343         0   3,611,989   460,343         0
     55          6,434,706   641,087         0   5,703,920   568,279         0   5,703,920   568,279         0
     60          9,698,089   751,728         0   9,023,912   699,470         0   9,023,912   699,470         0
   Age 100      13,541,831   856,077         0  13,279,690   839,506         0  13,279,690   839,506         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       2,736     2,569     2,402         845       678       511
     2             300,000   300,000   300,000       5,911     5,403     4,914       4,021     3,512     3,024
     3             300,000   300,000   300,000       9,379     8,327     7,356       7,488     6,436     5,465
     4             300,000   300,000   300,000      13,165    11,341     9,722      11,274     9,450     7,831
     5             300,000   300,000   300,000      17,300    14,447    12,012      15,409    12,556    10,121
     6             300,000   300,000   300,000      21,812    17,640    14,218      20,110    15,938    12,516
     7             300,000   300,000   300,000      26,743    20,926    16,343      25,231    19,414    14,831
     8             300,000   300,000   300,000      32,131    24,302    18,380      30,807    22,979    17,057
     9             300,000   300,000   300,000      38,024    27,774    20,332      36,890    26,640    19,198
     10            300,000   300,000   300,000      44,469    31,336    22,189      43,524    30,391    21,243
     15            300,000   300,000   300,000      89,767    52,119    30,948      89,767    52,119    30,948
     20            367,168   300,000   300,000     163,568    75,917    36,420     163,568    75,917    36,420
     25            541,869   300,000   300,000     278,875   102,180    36,542     278,875   102,180    36,542
     30            773,730   300,000   300,000     454,606   130,027    27,568     454,606   130,027    27,568
     35          1,084,635   300,000   300,000     716,626   157,934     1,616     716,626   157,934     1,616
     40          1,502,321   300,000         0   1,097,618   183,492         0   1,097,618   183,492         0
     45          2,068,931   300,000         0   1,638,692   203,091         0   1,638,692   203,091         0
     50          2,837,522   300,000         0   2,397,751   208,981         0   2,397,751   208,981         0
     55          3,891,115   300,000         0   3,449,203   159,345         0   3,449,203   159,345         0
     60          5,344,698         0         0   4,973,154         0         0   4,973,154         0         0
   Age 100       6,895,645         0         0   6,762,160         0         0   6,762,160         0         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPT B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 CASH VALUE ACCUMULATION TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             303,097   302,916   302,736       3,097     2,916     2,736       1,206     1,025       845
     2             306,474   305,924   305,396       6,474     5,924     5,396       4,583     4,033     3,505
     3             310,158   309,025   307,978      10,158     9,025     7,978       8,268     7,134     6,087
     4             314,174   312,215   310,476      14,174    12,215    10,476      12,283    10,325     8,585
     5             318,556   315,502   312,895      18,556    15,502    12,895      16,665    13,611    11,004
     6             323,324   318,870   315,218      23,324    18,870    15,218      21,622    17,169    13,516
     7             328,541   322,348   317,469      28,541    22,348    17,469      27,029    20,836    15,957
     8             334,253   325,940   319,650      34,253    25,940    19,650      32,929    24,616    18,327
     9             340,515   329,655   321,767      40,515    29,655    21,767      39,380    28,520    20,633
     10            347,373   333,489   323,811      47,373    33,489    23,811      46,427    32,543    22,866
     15            394,485   355,299   333,193      94,485    55,299    33,193      94,485    55,299    33,193
     20            474,260   384,032   343,045     174,260    84,032    43,045     174,260    84,032    43,045
     25            603,488   417,281   349,687     303,488   117,281    49,687     303,488   117,281    49,687
     30            871,040   454,154   351,488     511,781   154,154    51,488     511,781   154,154    51,488
     35          1,276,065   492,584   346,082     843,105   192,584    46,082     843,105   192,584    46,082
     40          1,870,890   528,389   329,877   1,366,901   228,389    29,877   1,366,901   228,389    29,877
     45          2,765,216   553,598         0   2,190,183   253,598         0   2,190,183   253,598         0
     50          4,118,121   554,814         0   3,479,877   254,814         0   3,479,877   254,814         0
     55          6,200,252   510,711         0   5,496,093   210,711         0   5,496,093   210,711         0
     60          9,345,589   393,841         0   8,695,917    93,841         0   8,695,917    93,841         0
   Age 100      13,086,929         0         0  12,786,929         0         0  12,786,929         0         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  CASH VALUE ACCUMULATION TEST
                                         USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             302,730   302,563   302,397       2,730     2,563     2,397         840       672       506
     2             305,893   305,386   304,900       5,893     5,386     4,900       4,003     3,495     3,009
     3             309,340   308,293   307,326       9,340     8,293     7,326       7,449     6,402     5,435
     4             313,093   311,280   309,671      13,093    11,280     9,671      11,202     9,389     7,780
     5             317,180   314,349   311,933      17,180    14,349    11,933      15,289    12,458    10,042
     6             321,625   317,494   314,105      21,625    17,494    14,105      19,923    15,792    12,403
     7             326,465   320,717   316,187      26,465    20,717    16,187      24,953    19,205    14,675
     8             331,731   324,014   318,173      31,731    24,014    18,173      30,408    22,690    16,850
     9             337,466   327,386   320,064      37,466    27,386    20,064      36,332    26,252    18,930
     10            343,705   330,826   321,850      43,705    30,826    21,850      42,760    29,881    20,905
     15            386,696   350,451   330,038      86,696    50,451    30,038      86,696    50,451    30,038
     20            453,839   371,411   334,419     153,839    71,411    34,419     153,839    71,411    34,419
     25            557,790   391,121   332,660     257,790    91,121    32,660     257,790    91,121    32,660
     30            717,647   404,547   320,978     417,647   104,547    20,978     417,647   104,547    20,978
     35            998,196   401,985         0     659,515   101,985         0     659,515   101,985         0
     40          1,384,853   365,225         0   1,011,794    65,225         0   1,011,794    65,225         0
     45          1,909,180         0         0   1,512,162         0         0   1,512,162         0         0
     50          2,620,275         0         0   2,214,174         0         0   2,214,174         0         0
     55          3,594,937         0         0   3,186,662         0         0   3,186,662         0         0
     60          4,939,529         0         0   4,596,150         0         0   4,596,150         0         0
   Age 100       6,170,499         0         0   5,870,499         0         0   5,870,499         0         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000    300,000  300,000       3,102      2,922    2,741       1,212      1,031       851
     2             300,000    300,000  300,000       6,493      5,941    5,411       4,602      4,050     3,521
     3             300,000    300,000  300,000      10,200      9,061    8,009       8,309      7,170     6,118
     4             300,000    300,000  300,000      14,250     12,279   10,530      12,359     10,388     8,639
     5             300,000    300,000  300,000      18,681     15,603   12,977      16,790     13,712    11,086
     6             300,000    300,000  300,000      23,519     19,023   15,336      21,818     17,321    13,634
     7             300,000    300,000  300,000      28,830     22,565   17,631      27,317     21,052    16,118
     8             300,000    300,000  300,000      34,662     26,235   19,862      33,339     24,912    18,539
     9             300,000    300,000  300,000      41,079     30,046   22,037      39,944     28,911    20,902
     10            300,000    300,000  300,000      48,132     33,994   24,146      47,186     33,049    23,201
     15            300,000    300,000  300,000      97,397     56,877   34,052      97,397     56,877    34,052
     20            300,000    300,000  300,000     181,650     87,220   44,442     181,650     87,220    44,442
     25            418,582    300,000  300,000     321,986    124,140   52,170     321,986    124,140    52,170
     30            664,012    300,000  300,000     553,343    169,273   55,968     553,343    169,273    55,968
     35          1,073,518    300,000  300,000     933,494    225,755   53,836     933,494    225,755    53,836
     40          1,640,618    314,995  300,000   1,562,494    299,995   42,169   1,562,494    299,995    42,169
     45          2,732,537    414,820  300,000   2,602,416    395,067   13,500   2,602,416    395,067    13,500
     50          4,516,148    537,707        0   4,301,094    512,102        0   4,301,094    512,102         0
     55          7,401,405    686,787        0   7,048,957    654,083        0   7,048,957    654,083         0
     60         11,642,329    837,697        0  11,642,329    837,697        0  11,642,329    837,697         0
   Age 100      17,510,867  1,024,767        0  17,510,867  1,024,767        0  17,510,867  1,024,767         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION A
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                         USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             300,000   300,000   300,000       2,736     2,569     2,402         845       678       511
     2             300,000   300,000   300,000       5,911     5,403     4,914       4,021     3,512     3,024
     3             300,000   300,000   300,000       9,379     8,327     7,356       7,488     6,436     5,465
     4             300,000   300,000   300,000      13,165    11,341     9,722      11,274     9,450     7,831
     5             300,000   300,000   300,000      17,300    14,447    12,012      15,409    12,556    10,121
     6             300,000   300,000   300,000      21,812    17,640    14,218      20,110    15,938    12,516
     7             300,000   300,000   300,000      26,743    20,926    16,343      25,231    19,414    14,831
     8             300,000   300,000   300,000      32,131    24,302    18,380      30,807    22,979    17,057
     9             300,000   300,000   300,000      38,024    27,774    20,332      36,890    26,640    19,198
     10            300,000   300,000   300,000      44,469    31,336    22,189      43,524    30,391    21,243
     15            300,000   300,000   300,000      89,767    52,119    30,948      89,767    52,119    30,948
     20            300,000   300,000   300,000     164,164    75,917    36,420     164,164    75,917    36,420
     25            375,398   300,000   300,000     288,768   102,180    36,542     288,768   102,180    36,542
     30            591,135   300,000   300,000     492,613   130,027    27,568     492,613   130,027    27,568
     35            945,208   300,000   300,000     821,920   157,934     1,616     821,920   157,934     1,616
     40          1,429,916   300,000         0   1,361,825   183,492         0   1,361,825   183,492         0
     45          2,356,783   300,000         0   2,244,555   203,091         0   2,244,555   203,091         0
     50          3,824,144   300,000         0   3,642,042   208,981         0   3,642,042   208,981         0
     55          6,079,772   300,000         0   5,790,259   159,345         0   5,790,259   159,345         0
     60          9,417,343         0         0   9,417,343         0         0   9,417,343         0         0
   Age 100      14,167,224         0         0  14,167,224         0         0  14,167,224         0         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                   $3,500 ANNUAL PREMIUM                 GUIDELINE PREMIUM TEST
                                           USING CURRENT CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             303,097   302,916   302,736       3,097     2,916     2,736       1,206     1,025       845
     2             306,474   305,924   305,396       6,474     5,924     5,396       4,583     4,033     3,505
     3             310,158   309,025   307,978      10,158     9,025     7,978       8,268     7,134     6,087
     4             314,174   312,215   310,476      14,174    12,215    10,476      12,283    10,325     8,585
     5             318,556   315,502   312,895      18,556    15,502    12,895      16,665    13,611    11,004
     6             323,324   318,870   315,218      23,324    18,870    15,218      21,622    17,169    13,516
     7             328,541   322,348   317,469      28,541    22,348    17,469      27,029    20,836    15,957
     8             334,253   325,940   319,650      34,253    25,940    19,650      32,929    24,616    18,327
     9             340,515   329,655   321,767      40,515    29,655    21,767      39,380    28,520    20,633
     10            347,373   333,489   323,811      47,373    33,489    23,811      46,427    32,543    22,866
     15            394,485   355,299   333,193      94,485    55,299    33,193      94,485    55,299    33,193
     20            474,260   384,032   343,045     174,260    84,032    43,045     174,260    84,032    43,045
     25            603,488   417,281   349,687     303,488   117,281    49,687     303,488   117,281    49,687
     30            812,617   454,154   351,488     512,617   154,154    51,488     512,617   154,154    51,488
     35          1,151,258   492,584   346,082     851,258   192,584    46,082     851,258   192,584    46,082
     40          1,700,226   528,389   329,877   1,400,226   228,389    29,877   1,400,226   228,389    29,877
     45          2,591,193   553,598         0   2,291,193   253,598         0   2,291,193   253,598         0
     50          4,039,973   554,814         0   3,739,973   254,814         0   3,739,973   254,814         0
     55          6,407,392   510,711         0   6,102,278   210,711         0   6,102,278   210,711         0
     60         10,272,565   393,841         0   9,972,565    93,841         0   9,972,565    93,841         0
   Age 100      15,106,397         0         0  14,806,397         0         0  14,806,397         0         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates, a monthly administrative charge of $5.00 per month, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                             THE UNION CENTRAL LIFE INSURANCE COMPANY
     ----------------------------------------------------------------------------------------------------------
                                                VARIABLE UNIVERSAL LIFE INSURANCE
     MALE ISSUE AGE: 36                                                          $300,000 BASE
     STANDARD NONTOBACCO                        EXCEL CHOICE                     DEATH BENEFIT OPTION B
     VARIABLE INVESTMENT                  $3,500 ANNUAL PREMIUM                  GUIDELINE PREMIUM TEST
                                          USING GUARANTEED CHARGES

                            DEATH BENEFIT                 ACCOUNT VALUE                CASH SURRENDER VALUE
              -------------------------------------------------------------------------------------------------
                       Assuming Hypothetical           Assuming Hypothetical           Assuming Hypothetical
                           Gross Annual                    Gross Annual                     Gross Annual
    END                Investment Return of            Investment Return of             Investment Return of
     OF       -------------------------------------------------------------------------------------------------
    YEAR          12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross   12% Gross  6% Gross  0% Gross
   ------------------------------------------------------------------------------------------------------------
     1             302,730   302,563   302,397       2,730     2,563     2,397         840       672       506
     2             305,893   305,386   304,900       5,893     5,386     4,900       4,003     3,495     3,009
     3             309,340   308,293   307,326       9,340     8,293     7,326       7,449     6,402     5,435
     4             313,093   311,280   309,671      13,093    11,280     9,671      11,202     9,389     7,780
     5             317,180   314,349   311,933      17,180    14,349    11,933      15,289    12,458    10,042
     6             321,625   317,494   314,105      21,625    17,494    14,105      19,923    15,792    12,403
     7             326,465   320,717   316,187      26,465    20,717    16,187      24,953    19,205    14,675
     8             331,731   324,014   318,173      31,731    24,014    18,173      30,408    22,690    16,850
     9             337,466   327,386   320,064      37,466    27,386    20,064      36,332    26,252    18,930
     10            343,705   330,826   321,850      43,705    30,826    21,850      42,760    29,881    20,905
     15            386,696   350,451   330,038      86,696    50,451    30,038      86,696    50,451    30,038
     20            453,839   371,411   334,419     153,839    71,411    34,419     153,839    71,411    34,419
     25            557,790   391,121   332,660     257,790    91,121    32,660     257,790    91,121    32,660
     30            717,647   404,547   320,978     417,647   104,547    20,978     417,647   104,547    20,978
     35            961,337   401,985         0     661,337   101,985         0     661,337   101,985         0
     40          1,328,864   365,225         0   1,028,864    65,225         0   1,028,864    65,225         0
     45          1,878,539         0         0   1,578,539         0         0   1,578,539         0         0
     50          2,698,989         0         0   2,398,989         0         0   2,398,989         0         0
     55          3,920,782         0         0   3,620,782         0         0   3,620,782         0         0
     60          5,759,307         0         0   5,459,307         0         0   5,459,307         0         0
   Age 100       7,480,919         0         0   7,180,919         0         0   7,180,919         0         0

Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.64%, 4.26%, and 10.16%, respectively, during the first ten policy years, and -1.15%, 4.78%, and 10.72% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.